SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful life of property and equipment

Category	Estimated useful lives
Electronic equipment	3 years
Teahouse operation equipment	3 years
Vehicles	4 years
Manufacturing equipment	10 years
Property	20 years
Leasehold improvements	Shorter of the term of the lease or the estimated useful lives of the assets

Schedule of long-lived assets by Geographic Areas

	As of December 31,
	2024	2025
	RMB	RMB
Long-lived assets:
China	591,653	979,834
Singapore	147,078	298,268
Other countries	52,474	581,373
Total long-lived assets	791,205	1,859,475